American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
May 31, 2024

Avantis Short-Term Fixed Income ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 77.2%
Aerospace and Defense — 0.8%
General Dynamics Corp., 3.25%, 4/1/25	100,000	98,247
Howmet Aerospace, Inc., 6.75%, 1/15/28	250,000	260,584
Howmet Aerospace, Inc., 3.00%, 1/15/29	500,000	451,264
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	806,000	792,716
L3Harris Technologies, Inc., 4.40%, 6/15/28	770,000	745,239
RTX Corp., 4.125%, 11/16/28	344,000	329,667
Textron, Inc., 3.875%, 3/1/25	100,000	98,731
		2,776,448
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., 3.90%, 4/1/25	2,015,000	1,989,917
Automobile Components — 0.3%
Magna International, Inc., 5.98%, 3/21/26	1,000,000	1,000,002
Automobiles — 1.4%
American Honda Finance Corp., 2.15%, 9/10/24	617,000	611,223
American Honda Finance Corp., 1.00%, 9/10/25	1,241,000	1,174,052
American Honda Finance Corp., 5.80%, 10/3/25	100,000	100,613
American Honda Finance Corp., 4.90%, 3/13/29	250,000	248,167
General Motors Co., 4.00%, 4/1/25	400,000	394,358
General Motors Co., 4.20%, 10/1/27	100,000	96,091
General Motors Co., 6.80%, 10/1/27	11,000	11,411
General Motors Co., 5.00%, 10/1/28	100,000	98,736
General Motors Financial Co., Inc., 4.00%, 1/15/25	900,000	890,739
General Motors Financial Co., Inc., 3.80%, 4/7/25	100,000	98,389
General Motors Financial Co., Inc., 5.00%, 4/9/27	100,000	98,927
General Motors Financial Co., Inc., 2.70%, 8/20/27	500,000	460,358
Honda Motor Co. Ltd., 2.27%, 3/10/25	500,000	487,991
Toyota Motor Credit Corp., 3.00%, 4/1/25	100,000	98,047
		4,869,102
Banks — 12.9%
African Development Bank, 0.875%, 7/22/26	500,000	459,171
African Development Bank, 4.375%, 3/14/28	425,000	419,866
Asian Development Bank, 0.375%, 6/11/24	100,000	99,887
Asian Development Bank, 4.125%, 9/27/24	1,000,000	995,701
Asian Development Bank, 0.625%, 4/29/25	125,000	119,884
Asian Infrastructure Investment Bank, 0.50%, 10/30/24	1,154,000	1,131,080
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,350,000	1,308,877
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	400,000	391,892
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,300,000	1,297,548
Banco Santander SA, 5.15%, 8/18/25	600,000	594,991
Bank of Montreal, 5.92%, 9/25/25	100,000	100,596
Bank of Montreal, 5.30%, 6/5/26	410,000	409,406
Bank of Montreal, 5.72%, 9/25/28	320,000	326,356
Bank of Nova Scotia, 3.45%, 4/11/25	540,000	530,515
Bank of Nova Scotia, 5.45%, 6/12/25	370,000	369,660
Bank of Nova Scotia, 2.70%, 8/3/26	909,000	859,615
Barclays PLC, 3.65%, 3/16/25	1,050,000	1,033,392
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	575,000	565,199
Citigroup, Inc., 3.30%, 4/27/25	1,338,000	1,312,211

Citigroup, Inc., 3.70%, 1/12/26	100,000	97,361
Citigroup, Inc., 3.40%, 5/1/26	250,000	241,048
Commonwealth Bank of Australia, 5.08%, 1/10/25	825,000	822,967
Commonwealth Bank of Australia, 5.32%, 3/13/26	500,000	501,577
Cooperatieve Rabobank UA, 3.375%, 5/21/25	1,500,000	1,471,303
Cooperatieve Rabobank UA, 4.80%, 1/9/29	750,000	740,523
Council of Europe Development Bank, 1.375%, 2/27/25	214,000	207,837
Discover Bank, 2.45%, 9/12/24	800,000	792,496
European Bank for Reconstruction & Development, 0.50%, 5/19/25	500,000	477,760
European Investment Bank, 0.375%, 7/24/24	351,000	348,492
European Investment Bank, 1.375%, 3/15/27	230,000	209,963
European Investment Bank, 3.875%, 3/15/28	235,000	228,641
European Investment Bank, 4.50%, 10/16/28	550,000	547,455
Export Development Canada, 3.375%, 8/26/25	100,000	97,883
Export Development Canada, 3.875%, 2/14/28	300,000	291,594
HSBC USA, Inc., 5.625%, 3/17/25	1,500,000	1,500,759
Inter-American Development Bank, 3.25%, 7/1/24	220,000	219,618
Inter-American Development Bank, 3.125%, 9/18/28	950,000	893,830
International Bank for Reconstruction & Development, 1.50%, 8/28/24	1,175,000	1,164,083
International Bank for Reconstruction & Development, 0.50%, 10/28/25	195,000	182,908
International Bank for Reconstruction & Development, 4.625%, 8/1/28	336,000	335,875
International Finance Corp., 0.75%, 10/8/26	300,000	273,093
JPMorgan Chase & Co., 3.90%, 7/15/25	2,038,000	2,004,139
Kreditanstalt fuer Wiederaufbau, 3.375%, 8/23/24	500,000	497,713
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	1,050,000	986,281
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	245,000	238,008
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	618,000	589,943
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	256,000	237,866
Lloyds Banking Group PLC, 4.375%, 3/22/28	500,000	483,073
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,000,000	968,396
Mitsubishi UFJ Financial Group, Inc., 3.78%, 3/2/25	100,000	98,626
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	958,336
National Australia Bank Ltd., 4.94%, 1/12/28	775,000	772,731
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	1,155,000	1,124,750
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	900,000	886,395
PNC Bank NA, 2.50%, 8/27/24	1,100,000	1,091,496
PNC Bank NA, 2.95%, 2/23/25	450,000	441,783
Royal Bank of Canada, 4.95%, 4/25/25	785,000	781,066
Royal Bank of Canada, 1.15%, 6/10/25	100,000	95,804
Royal Bank of Canada, 4.875%, 1/12/26	400,000	397,401
Royal Bank of Canada, 6.00%, 11/1/27	1,145,000	1,173,573
Santander Holdings USA, Inc., 4.50%, 7/17/25	834,000	820,523
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	400,000	378,706
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,000,000	1,017,187
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	500,000	442,705
Toronto-Dominion Bank, 4.29%, 9/13/24	300,000	298,847
Toronto-Dominion Bank, 3.77%, 6/6/25	300,000	294,904
Toronto-Dominion Bank, 5.53%, 7/17/26	300,000	300,919
Toronto-Dominion Bank, 4.11%, 6/8/27(1)	1,450,000	1,405,423
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	252,337
Wells Fargo & Co., 3.00%, 10/23/26	1,600,000	1,517,740
Wells Fargo & Co., 4.15%, 1/24/29	400,000	383,448
Westpac Banking Corp., 5.35%, 10/18/24	100,000	99,910
Westpac Banking Corp., 3.74%, 8/26/25	350,000	343,194

Westpac Banking Corp., 5.46%, 11/18/27	827,000	837,978
		46,194,114
Beverages — 0.5%
Constellation Brands, Inc., 4.40%, 11/15/25	1,395,000	1,374,306
Constellation Brands, Inc., 4.35%, 5/9/27	160,000	156,204
PepsiCo, Inc., 2.25%, 3/19/25	100,000	97,626
		1,628,136
Biotechnology — 0.9%
AbbVie, Inc., 3.80%, 3/15/25	2,050,000	2,022,727
AbbVie, Inc., 3.60%, 5/14/25	500,000	491,447
Amgen, Inc., 5.25%, 3/2/25	200,000	199,546
Amgen, Inc., 3.125%, 5/1/25	200,000	195,716
Baxalta, Inc., 4.00%, 6/23/25	275,000	270,749
		3,180,185
Broadline Retail — 0.1%
Amazon.com, Inc., 5.20%, 12/3/25	225,000	225,391
eBay, Inc., 1.90%, 3/11/25	100,000	97,359
		322,750
Building Products — 0.4%
Trane Technologies Financing Ltd., 3.80%, 3/21/29	1,500,000	1,421,470
Capital Markets — 8.0%
Ameriprise Financial, Inc., 3.00%, 4/2/25	1,600,000	1,566,827
Ameriprise Financial, Inc., 5.70%, 12/15/28	1,550,000	1,584,268
ARES Management Corp., 6.375%, 11/10/28	1,000,000	1,039,716
Bank of New York Mellon Corp., 1.60%, 4/24/25	1,000,000	966,592
Bank of New York Mellon Corp., 3.35%, 4/25/25	825,000	809,449
Bank of New York Mellon Corp., 3.85%, 4/26/29	1,000,000	953,332
BlackRock, Inc., 3.25%, 4/30/29	2,900,000	2,689,171
Brookfield Corp., 4.00%, 1/15/25	235,000	232,678
Brookfield Finance, Inc., 3.90%, 1/25/28	1,045,000	998,611
Charles Schwab Corp., 3.00%, 3/10/25	200,000	196,075
Charles Schwab Corp., 4.20%, 3/24/25	200,000	197,878
Charles Schwab Corp., 3.625%, 4/1/25	100,000	98,414
Charles Schwab Corp., 3.85%, 5/21/25	998,000	982,718
CME Group, Inc., 3.00%, 3/15/25	2,963,000	2,909,674
Franklin Resources, Inc., 2.85%, 3/30/25	1,250,000	1,223,422
Goldman Sachs Group, Inc., 3.75%, 5/22/25	1,260,000	1,238,478
Intercontinental Exchange, Inc., 3.65%, 5/23/25	2,000,000	1,966,301
Intercontinental Exchange, Inc., 3.10%, 9/15/27	450,000	422,721
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	196,941
Jefferies Financial Group, Inc., 5.875%, 7/21/28	1,750,000	1,759,604
Lazard Group LLC, 4.50%, 9/19/28	2,500,000	2,416,110
Morgan Stanley, 4.00%, 7/23/25	635,000	624,859
Morgan Stanley, 3.875%, 1/27/26	250,000	243,942
Morgan Stanley, 3.125%, 7/27/26	540,000	516,002
Nasdaq, Inc., 5.65%, 6/28/25	865,000	865,381
State Street Corp., 3.55%, 8/18/25	1,519,000	1,490,315
UBS Group AG, 3.75%, 3/26/25	300,000	295,393
		28,484,872
Chemicals — 0.8%
DuPont de Nemours, Inc., 4.49%, 11/15/25	200,000	197,502
Eastman Chemical Co., 3.80%, 3/15/25	100,000	98,655
Linde, Inc., 2.65%, 2/5/25	463,000	454,834
Mosaic Co., 5.375%, 11/15/28	1,550,000	1,550,633
Nutrien Ltd., 3.00%, 4/1/25	100,000	97,880

Nutrien Ltd., 4.90%, 3/27/28	300,000	296,599
Sherwin-Williams Co., 3.45%, 8/1/25	100,000	97,566
		2,793,669
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.20%, 3/15/25	100,000	98,276
Waste Management, Inc., 3.125%, 3/1/25	400,000	393,177
		491,453
Consumer Finance — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	1,250,000	1,260,816
American Express Co., 2.25%, 3/4/25	1,150,000	1,122,281
American Express Co., 3.95%, 8/1/25	245,000	240,940
American Express Co., 4.90%, 2/13/26	270,000	268,155
Capital One Financial Corp., 3.80%, 1/31/28	150,000	142,204
		3,034,396
Consumer Staples Distribution & Retail — 1.1%
Dollar Tree, Inc., 4.00%, 5/15/25	1,293,000	1,274,764
Target Corp., 2.25%, 4/15/25	1,820,000	1,773,504
Walmart, Inc., 2.85%, 7/8/24	800,000	797,928
		3,846,196
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	96,000	94,428
Packaging Corp. of America, 3.65%, 9/15/24	800,000	794,967
		889,395
Diversified Consumer Services — 0.1%
Yale University, 0.87%, 4/15/25	300,000	287,542
Diversified REITs — 4.7%
Digital Realty Trust LP, 4.45%, 7/15/28	1,939,000	1,874,550
ERP Operating LP, 3.375%, 6/1/25	751,000	734,892
Essex Portfolio LP, 3.50%, 4/1/25	750,000	736,516
Essex Portfolio LP, 3.375%, 4/15/26	740,000	711,837
Essex Portfolio LP, 3.625%, 5/1/27	275,000	262,561
Extra Space Storage LP, 5.70%, 4/1/28	1,650,000	1,668,452
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	2,100,000	1,848,805
Mid-America Apartments LP, 4.00%, 11/15/25	1,100,000	1,077,555
Prologis LP, 4.375%, 2/1/29	2,500,000	2,433,587
Rexford Industrial Realty LP, 5.00%, 6/15/28	500,000	493,154
Simon Property Group LP, 3.375%, 12/1/27	825,000	779,704
Simon Property Group LP, 1.75%, 2/1/28	650,000	576,647
Ventas Realty LP, 3.85%, 4/1/27	700,000	671,411
Ventas Realty LP, 4.40%, 1/15/29	1,400,000	1,339,739
WP Carey, Inc., 4.00%, 2/1/25	1,513,000	1,493,772
		16,703,182
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.10%, 2/15/28	165,000	158,768
Sprint Capital Corp., 6.875%, 11/15/28	700,000	739,758
		898,526
Electric Utilities — 3.5%
American Electric Power Co., Inc., 5.20%, 1/15/29	700,000	695,696
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	155,000	148,695
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	2,413,000	2,383,582
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	1,800,000	1,685,032
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	90,000	90,413
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	242,000	233,144
DTE Electric Co., 3.375%, 3/1/25	500,000	491,503
Duke Energy Corp., 5.00%, 12/8/27	350,000	348,175

Edison International, 4.70%, 8/15/25	1,250,000	1,234,484
Edison International, 4.125%, 3/15/28(1)	750,000	714,566
Entergy Louisiana LLC, 2.40%, 10/1/26	450,000	421,816
Eversource Energy, 4.75%, 5/15/26	250,000	246,465
Florida Power & Light Co., 2.85%, 4/1/25	100,000	98,004
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	300,000	300,678
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	175,000	175,355
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	116,000	106,382
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	100,000	87,960
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,450,000	1,486,314
Pacific Gas & Electric Co., 5.45%, 6/15/27	1,000,000	997,768
Southwestern Electric Power Co., 1.65%, 3/15/26	414,000	387,543
Union Electric Co., 2.95%, 6/15/27	85,000	79,764
Xcel Energy, Inc., 3.35%, 12/1/26	250,000	237,894
		12,651,233
Electronic Equipment, Instruments and Components — 0.9%
Amphenol Corp., 2.05%, 3/1/25	100,000	97,364
Avnet, Inc., 4.625%, 4/15/26	435,000	426,956
Flex Ltd., 3.75%, 2/1/26	443,000	428,894
Jabil, Inc., 1.70%, 4/15/26	1,005,000	934,303
Jabil, Inc., 3.95%, 1/12/28	200,000	189,231
Keysight Technologies, Inc., 4.55%, 10/30/24	848,000	843,077
Trimble, Inc., 4.75%, 12/1/24	190,000	189,086
		3,108,911
Entertainment — 0.1%
Netflix, Inc., 5.875%, 11/15/28	290,000	298,424
Financial Services — 1.3%
Corebridge Financial, Inc., 3.50%, 4/4/25	500,000	490,905
Equitable Holdings, Inc., 4.35%, 4/20/28	1,927,000	1,850,919
Mastercard, Inc., 2.00%, 3/3/25	100,000	97,601
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/28	1,047,000	988,614
UBS AG, 5.65%, 9/11/28	1,000,000	1,018,334
Voya Financial, Inc., 3.65%, 6/15/26	15,000	14,456
		4,460,829
Food Products — 1.2%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,644,000	1,569,052
Conagra Brands, Inc., 7.00%, 10/1/28	703,000	746,720
Conagra Brands, Inc., 4.85%, 11/1/28	100,000	97,815
General Mills, Inc., 5.50%, 10/17/28	200,000	202,621
Hershey Co., 2.05%, 11/15/24	273,000	268,811
J M Smucker Co., 3.50%, 3/15/25	100,000	98,352
J M Smucker Co., 5.90%, 11/15/28(1)	100,000	102,682
Kraft Heinz Foods Co., 4.625%, 1/30/29	700,000	688,461
Tyson Foods, Inc., 5.40%, 3/15/29	500,000	499,793
		4,274,307
Gas Utilities — 0.4%
Southern California Gas Co., 3.15%, 9/15/24	1,450,000	1,438,654
Ground Transportation — 0.7%
Ryder System, Inc., 2.50%, 9/1/24	598,000	593,291
Ryder System, Inc., 3.35%, 9/1/25	774,000	752,704
Ryder System, Inc., 5.25%, 6/1/28	1,150,000	1,152,781
		2,498,776
Health Care Equipment and Supplies — 1.1%
Abbott Laboratories, 2.95%, 3/15/25	950,000	932,850
Baxter International, Inc., 2.60%, 8/15/26	9,000	8,465

Baxter International, Inc., 2.27%, 12/1/28	1,300,000	1,138,467
DH Europe Finance II SARL, 2.20%, 11/15/24	200,000	197,162
Medtronic Global Holdings SCA, 4.25%, 3/30/28	1,500,000	1,461,169
Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	200,000	196,525
		3,934,638
Health Care Providers and Services — 3.6%
Adventist Health System, 2.95%, 3/1/29	600,000	536,703
Aetna, Inc., 3.50%, 11/15/24	1,140,000	1,128,655
Cardinal Health, Inc., 3.50%, 11/15/24	1,187,000	1,174,021
Cencora, Inc., 3.25%, 3/1/25	100,000	98,309
Cigna Group, 4.375%, 10/15/28	100,000	96,681
CVS Health Corp., 4.10%, 3/25/25	700,000	691,198
CVS Health Corp., 3.875%, 7/20/25	100,000	98,154
CVS Health Corp., 2.875%, 6/1/26	70,000	66,551
CVS Health Corp., 5.00%, 1/30/29	100,000	98,680
Elevance Health, Inc., 2.375%, 1/15/25	640,000	627,451
Elevance Health, Inc., 1.50%, 3/15/26	100,000	93,429
Elevance Health, Inc., 4.10%, 3/1/28	280,000	270,030
HCA, Inc., 5.25%, 6/15/26	305,000	303,326
HCA, Inc., 4.50%, 2/15/27	1,100,000	1,073,729
HCA, Inc., 5.20%, 6/1/28	250,000	248,119
HCA, Inc., 5.625%, 9/1/28	350,000	351,984
Humana, Inc., 4.50%, 4/1/25	100,000	99,253
Humana, Inc., 5.70%, 3/13/26	1,350,000	1,350,038
Humana, Inc., 5.75%, 3/1/28	100,000	101,306
Humana, Inc., 5.75%, 12/1/28	260,000	264,219
Humana, Inc., 3.70%, 3/23/29	500,000	466,391
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,300,000	1,281,988
McKesson Corp., 4.90%, 7/15/28	300,000	298,328
Quest Diagnostics, Inc., 3.50%, 3/30/25	100,000	98,255
UnitedHealth Group, Inc., 4.70%, 4/15/29	1,750,000	1,726,543
UnitedHealth Group, Inc., 4.00%, 5/15/29	250,000	239,064
		12,882,405
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	500,000	489,952
Hotels, Restaurants and Leisure — 1.3%
Booking Holdings, Inc., 3.65%, 3/15/25	925,000	912,102
Expedia Group, Inc., 4.625%, 8/1/27	1,593,000	1,560,347
Expedia Group, Inc., 3.80%, 2/15/28	100,000	94,713
Hyatt Hotels Corp., 4.85%, 3/15/26	1,165,000	1,152,948
Marriott International, Inc., 3.75%, 3/15/25	100,000	98,560
Marriott International, Inc., 5.55%, 10/15/28	150,000	151,471
Starbucks Corp., 3.80%, 8/15/25	693,000	680,057
		4,650,198
Household Durables — 1.0%
Lennar Corp., 4.75%, 5/30/25	1,105,000	1,095,632
Lennar Corp., 5.25%, 6/1/26	600,000	598,121
Mohawk Industries, Inc., 5.85%, 9/18/28	100,000	101,874
PulteGroup, Inc., 5.00%, 1/15/27	1,450,000	1,437,482
Whirlpool Corp., 4.75%, 2/26/29(1)	500,000	484,893
		3,718,002
Industrial Conglomerates — 0.4%
3M Co., 2.65%, 4/15/25	1,600,000	1,560,225
Insurance — 3.2%
Allstate Corp., 0.75%, 12/15/25	1,550,000	1,443,072

Brown & Brown, Inc., 4.20%, 9/15/24	85,000	84,604
Chubb INA Holdings LLC, 3.15%, 3/15/25	1,754,000	1,723,013
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,010,000	989,515
Lincoln National Corp., 3.80%, 3/1/28	400,000	380,251
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	2,750,000	2,709,556
MetLife, Inc., 3.00%, 3/1/25	100,000	98,167
Progressive Corp., 4.00%, 3/1/29	1,000,000	953,832
Progressive Corp., 6.625%, 3/1/29	2,000,000	2,128,527
Willis North America, Inc., 4.50%, 9/15/28	1,100,000	1,063,772
		11,574,309
IT Services — 1.1%
International Business Machines Corp., 4.50%, 2/6/28	750,000	736,475
International Business Machines Corp., 3.50%, 5/15/29	1,500,000	1,395,549
VeriSign, Inc., 5.25%, 4/1/25	1,950,000	1,941,734
		4,073,758
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	2,450,000	2,450,349
Machinery — 0.6%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	907,000	874,894
CNH Industrial Capital LLC, 5.50%, 1/12/29	520,000	524,048
John Deere Capital Corp., 4.95%, 7/14/28	560,000	559,347
PACCAR Financial Corp., 2.85%, 4/7/25	100,000	97,896
		2,056,185
Media — 1.4%
Comcast Corp., 3.375%, 8/15/25	2,096,000	2,049,523
Comcast Corp., 3.15%, 2/15/28	500,000	468,052
Discovery Communications LLC, 4.90%, 3/11/26	795,000	784,813
Fox Corp., 3.05%, 4/7/25	100,000	97,854
Walt Disney Co., 3.35%, 3/24/25	1,700,000	1,672,277
		5,072,519
Metals and Mining — 0.2%
ArcelorMittal SA, 4.55%, 3/11/26	480,000	470,810
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	195,000	195,363
		666,173
Multi-Utilities — 0.3%
Ameren Corp., 5.00%, 1/15/29	100,000	98,462
Ameren Illinois Co., 3.25%, 3/1/25	100,000	98,329
Black Hills Corp., 3.15%, 1/15/27	242,000	228,910
Dominion Energy, Inc., 4.25%, 6/1/28	200,000	192,569
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	98,025
DTE Energy Co., Series F, 1.05%, 6/1/25	100,000	95,684
National Grid PLC, 5.60%, 6/12/28	120,000	120,743
Sempra, 3.30%, 4/1/25	100,000	98,038
Sempra, 3.25%, 6/15/27	64,000	60,194
		1,090,954
Oil, Gas and Consumable Fuels — 7.2%
Boardwalk Pipelines LP, 4.45%, 7/15/27	900,000	875,225
BP Capital Markets America, Inc., 4.70%, 4/10/29	1,000,000	985,617
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,435,000	1,423,815
Cheniere Energy, Inc., 4.625%, 10/15/28	200,000	192,735
Chevron Corp., 1.55%, 5/11/25	100,000	96,567
ConocoPhillips Co., 2.40%, 3/7/25	100,000	97,742
Continental Resources, Inc., 4.375%, 1/15/28	500,000	480,468
Coterra Energy, Inc., 3.90%, 5/15/27	75,000	71,975
DCP Midstream Operating LP, 5.375%, 7/15/25	550,000	548,577

DCP Midstream Operating LP, 5.625%, 7/15/27	600,000	606,055
Enbridge, Inc., 4.25%, 12/1/26	460,000	447,886
Energy Transfer LP, 4.05%, 3/15/25	100,000	98,628
Energy Transfer LP, 4.75%, 1/15/26	888,000	876,908
Energy Transfer LP, 6.05%, 12/1/26	100,000	101,335
Energy Transfer LP, 5.50%, 6/1/27	557,000	557,931
Energy Transfer LP, 5.55%, 2/15/28	900,000	903,640
Enterprise Products Operating LLC, 3.75%, 2/15/25	100,000	98,661
EOG Resources, Inc., 3.15%, 4/1/25	2,500,000	2,454,053
Equinor ASA, 7.25%, 9/23/27	487,000	517,858
Exxon Mobil Corp., 2.71%, 3/6/25	1,100,000	1,078,103
Exxon Mobil Corp., 2.99%, 3/19/25	2,100,000	2,061,914
Kinder Morgan, Inc., 4.30%, 6/1/25	110,000	108,547
Kinder Morgan, Inc., 4.30%, 3/1/28	495,000	480,177
Marathon Oil Corp., 4.40%, 7/15/27	1,394,000	1,363,441
ONEOK Partners LP, 4.90%, 3/15/25	100,000	99,356
ONEOK, Inc., 4.55%, 7/15/28	500,000	485,618
ONEOK, Inc., 5.65%, 11/1/28	400,000	404,472
Phillips 66, 3.85%, 4/9/25	630,000	620,971
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	1,270,000	1,241,670
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	500,000	499,104
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	500,000	502,182
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	100,000	96,381
Shell International Finance BV, 3.25%, 5/11/25	100,000	98,130
Spectra Energy Partners LP, 3.50%, 3/15/25	100,000	98,313
Targa Resources Corp., 5.20%, 7/1/27	1,350,000	1,345,121
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	375,000	365,933
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	300,000	308,796
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	250,000	261,081
TotalEnergies Capital International SA, 2.43%, 1/10/25(1)	1,025,000	1,006,336
TransCanada PipeLines Ltd., 6.20%, 3/9/26	300,000	300,008
Williams Cos., Inc., 4.00%, 9/15/25	1,588,000	1,556,839
		25,818,169
Personal Care Products — 0.6%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	98,000	96,319
Estee Lauder Cos., Inc., 4.375%, 5/15/28	85,000	83,242
Kenvue, Inc., 5.50%, 3/22/25	2,100,000	2,100,289
		2,279,850
Pharmaceuticals — 1.8%
Astrazeneca Finance LLC, 4.85%, 2/26/29	600,000	595,776
Bristol-Myers Squibb Co., 2.90%, 7/26/24	431,000	429,298
GlaxoSmithKline Capital PLC, 3.00%, 6/1/24	537,000	537,000
Merck & Co., Inc., 3.40%, 3/7/29	1,000,000	938,010
Novartis Capital Corp., 1.75%, 2/14/25	1,663,000	1,622,113
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	700,000	685,243
Royalty Pharma PLC, 1.20%, 9/2/25	1,720,000	1,628,933
		6,436,373
Real Estate Management and Development — 0.2%
CBRE Services, Inc., 4.875%, 3/1/26	559,000	552,436
Residential REITs — 1.1%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,325,000	1,267,160
Camden Property Trust, 4.10%, 10/15/28	1,000,000	958,948
UDR, Inc., 3.50%, 7/1/27	851,000	803,046
UDR, Inc., 4.40%, 1/26/29	1,050,000	1,007,798
		4,036,952

Retail REITs — 1.5%
Federal Realty OP LP, 3.25%, 7/15/27	1,250,000	1,175,665
Kimco Realty OP LLC, 3.30%, 2/1/25	1,188,000	1,170,317
NNN REIT, Inc., 3.50%, 10/15/27	800,000	754,401
Realty Income Corp., 3.875%, 4/15/25	1,680,000	1,656,269
Realty Income Corp., 3.95%, 8/15/27	300,000	289,072
Realty Income Corp., 2.10%, 3/15/28	250,000	222,948
		5,268,672
Semiconductors and Semiconductor Equipment — 2.5%
Analog Devices, Inc., 2.95%, 4/1/25	100,000	97,945
Analog Devices, Inc., 1.70%, 10/1/28	250,000	218,931
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,510,000	1,458,252
Broadcom, Inc., 3.15%, 11/15/25	100,000	96,724
Intel Corp., 3.40%, 3/25/25	1,850,000	1,821,674
Intel Corp., 4.875%, 2/10/28	1,150,000	1,141,969
Lam Research Corp., 3.80%, 3/15/25	900,000	888,490
Marvell Technology, Inc., 1.65%, 4/15/26	380,000	354,592
Micron Technology, Inc., 4.98%, 2/6/26	795,000	788,747
Micron Technology, Inc., 4.19%, 2/15/27	900,000	874,006
Texas Instruments, Inc., 1.375%, 3/12/25	100,000	96,967
Xilinx, Inc., 2.95%, 6/1/24	950,000	950,000
		8,788,297
Software — 0.6%
Intuit, Inc., 5.125%, 9/15/28	100,000	100,620
Oracle Corp., 2.50%, 4/1/25	1,350,000	1,315,414
Oracle Corp., 2.95%, 5/15/25	100,000	97,511
Oracle Corp., 1.65%, 3/25/26	100,000	93,589
Roper Technologies, Inc., 3.85%, 12/15/25	450,000	439,697
		2,046,831
Specialized REITs — 1.2%
American Tower Corp., 2.40%, 3/15/25	100,000	97,505
American Tower Corp., 3.65%, 3/15/27(1)	825,000	789,526
American Tower Corp., 3.55%, 7/15/27	1,016,000	962,743
American Tower Corp., 5.25%, 7/15/28	100,000	99,671
American Tower Corp., 5.80%, 11/15/28	100,000	101,738
Crown Castle, Inc., 4.45%, 2/15/26	1,325,000	1,301,500
Crown Castle, Inc., 3.70%, 6/15/26	92,000	88,797
Crown Castle, Inc., 4.00%, 3/1/27	230,000	221,478
Crown Castle, Inc., 4.80%, 9/1/28	315,000	307,521
Crown Castle, Inc., 5.60%, 6/1/29	200,000	201,331
Equinix, Inc., 1.45%, 5/15/26	300,000	277,485
		4,449,295
Specialty Retail — 1.3%
AutoNation, Inc., 3.50%, 11/15/24	800,000	790,788
AutoZone, Inc., 3.625%, 4/15/25	300,000	294,964
AutoZone, Inc., 3.75%, 6/1/27	438,000	420,656
AutoZone, Inc., 6.25%, 11/1/28	580,000	602,351
Home Depot, Inc., 4.90%, 4/15/29	1,000,000	998,340
Lowe's Cos., Inc., 1.70%, 9/15/28	200,000	173,987
Ross Stores, Inc., 4.60%, 4/15/25	1,488,000	1,475,603
		4,756,689
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 1.125%, 5/11/25	750,000	721,393
Dell International LLC/EMC Corp., 6.02%, 6/15/26	468,000	472,381
Dell International LLC/EMC Corp., 4.90%, 10/1/26	225,000	222,486

Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,529,000	1,517,806
		2,934,066
Textiles, Apparel and Luxury Goods — 0.5%
NIKE, Inc., 2.40%, 3/27/25	100,000	97,691
Ralph Lauren Corp., 3.75%, 9/15/25	1,720,000	1,684,516
		1,782,207
Trading Companies and Distributors — 0.2%
Air Lease Corp., 3.25%, 3/1/25	850,000	833,246
Air Lease Corp., 2.875%, 1/15/26	50,000	47,811
		881,057
Water Utilities — 0.0%
American Water Capital Corp., 3.40%, 3/1/25	100,000	98,441
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., 2.95%, 3/15/25	100,000	97,785
Sprint LLC, 7.625%, 3/1/26	250,000	256,779
T-Mobile USA, Inc., 3.50%, 4/15/25	100,000	98,139
T-Mobile USA, Inc., 2.25%, 2/15/26	100,000	94,744
T-Mobile USA, Inc., 4.80%, 7/15/28	400,000	393,620
T-Mobile USA, Inc., 2.40%, 3/15/29	500,000	440,643
Vodafone Group PLC, 4.125%, 5/30/25	220,000	216,967
		1,598,677
TOTAL CORPORATE BONDS (Cost $276,855,385)		275,490,168
U.S. TREASURY SECURITIES — 19.7%
U.S. Treasury Notes, 0.375%, 8/15/24	2,100,000	2,079,205
U.S. Treasury Notes, 2.125%, 9/30/24	2,250,000	2,226,789
U.S. Treasury Notes, 1.50%, 10/31/24	1,500,000	1,477,017
U.S. Treasury Notes, 1.50%, 11/30/24(2)	4,820,000	4,729,880
U.S. Treasury Notes, 1.75%, 12/31/24	3,300,000	3,233,736
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,949,941
U.S. Treasury Notes, 1.50%, 2/15/25	4,000,000	3,895,953
U.S. Treasury Notes, 0.375%, 9/30/27	3,550,000	3,089,817
U.S. Treasury Notes, 0.625%, 11/30/27	4,985,000	4,350,581
U.S. Treasury Notes, 0.75%, 1/31/28	5,250,000	4,576,318
U.S. Treasury Notes, 1.125%, 2/29/28	6,400,000	5,644,750
U.S. Treasury Notes, 1.25%, 4/30/28	6,370,000	5,618,663
U.S. Treasury Notes, 1.25%, 6/30/28	4,500,000	3,950,508
U.S. Treasury Notes, 1.00%, 7/31/28	4,650,000	4,029,516
U.S. Treasury Notes, 3.125%, 11/15/28	5,625,000	5,307,056
U.S. Treasury Notes, 1.375%, 12/31/28	3,700,000	3,222,324
U.S. Treasury Notes, 1.75%, 1/31/29	5,850,000	5,174,279
U.S. Treasury Notes, 1.875%, 2/28/29	6,500,000	5,773,701
TOTAL U.S. TREASURY SECURITIES (Cost $71,387,850)		70,330,034
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	51,000	50,766
Federal Farm Credit Banks Funding Corp., 4.625%, 12/5/24	116,000	115,665
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	250,000	244,061
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	198,000	196,672
FHLB, 1.50%, 8/15/24	170,000	168,663
FHLB, 3.25%, 11/16/28	700,000	664,788
FHLMC, 5.31%, 11/15/24	750,000	749,074
FHLMC, 4.00%, 11/25/24	550,000	545,866
FHLMC, 0.375%, 7/21/25	115,000	109,071
FHLMC, 0.65%, 10/27/25	100,000	94,145

FNMA, 2.625%, 9/6/24	875,000	869,028
FNMA, 0.50%, 6/17/25	750,000	715,263
Tennessee Valley Authority, 0.75%, 5/15/25	211,000	202,339
Tennessee Valley Authority, 3.875%, 3/15/28	900,000	876,025
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,648,051)		5,601,426
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Sweden — 0.2%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	497,544
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	326,110
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $833,383)		823,654
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $1,637,783)	1,637,783	1,637,783
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $356,362,452)		353,883,065
OTHER ASSETS AND LIABILITIES — 0.9%		3,134,171
TOTAL NET ASSETS — 100.0%		$357,017,236

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	50	September 2024	$5,289,844	$3,520
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,588,988. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $154,065.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,637,783.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$275,490,168	—
U.S. Treasury Securities	—	70,330,034	—
U.S. Government Agency Securities	—	5,601,426	—
Sovereign Governments and Agencies	—	823,654	—
Short-Term Investments	$1,637,783	—	—
	$1,637,783	$352,245,282	—
Other Financial Instruments
Futures Contracts	$3,520	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.